SCHEDULE OF FINANCIAL EXPENSES INCOME (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)
IfrsStatementLineItems [Line Items]
Change at fair value of financial instruments					₪ 15,595
Lease liabilities interest expenses	$ 99	₪ 315		₪ 492	586
Financial expenses from liability for royalties to the IIA	530	1,690	$ 323	1,029
Financial expenses	2,265	7,225		540	16,206
Financial income	1,109	3,537		5,963	13,352
Financial expenses (income), net	1,156	3,688		(5,423)	2,854
Financial expenses [member]
IfrsStatementLineItems [Line Items]
Bank fees	34	108		38	25
Change at fair value of financial instruments					15,595
Lease liabilities interest expenses	99	315		502	586
Financial expenses from liability for royalties to the IIA	389	1,240
Loss from exchange rate fluctuations	1,743	5,562
Financial income [member]
IfrsStatementLineItems [Line Items]
Financial income from liability for royalties to the IIA				90	74
Interest income from short-term deposits	1,109	3,537		5,321	6,853
Gain from exchange rate fluctuations				₪ 552	₪ 6,425